Pacific NoS Global EM Equity Active ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks - 96.5%
Financials - 24.9%
a
Absa Group, Ltd. .................................................................................... 74,957 $ 721,330
Banco do Brasil SA ................................................................................... 124,590 613,199
Bank Mandiri Persero TBK PT
(a)
......................................................................... 2,097,829 658,739
China Construction Bank Corp.
- Class H
.................................................................. 552,000 488,125
Dubai Islamic Bank PJSC .............................................................................. 256,911 501,505
Emirates NBD Bank PJSC .............................................................................. 51,772 284,721
Eurobank Ergasias Services and Holdings SA ................................................................ 289,447 771,338
National Bank of Greece SA ............................................................................ 33,856 345,600
Ping An Insurance Group Co. of China, Ltd. ................................................................. 83,500 496,903
Powszechna Kasa Oszczednosci Bank Polski SA .............................................................. 20,815 403,633
Powszechny Zaklad Ubezpieczen SA ...................................................................... 65,986 952,866
Samsung Fire & Marine Insurance Co., Ltd. ................................................................. 2,644 641,922
Saudi Awwal Bank ................................................................................... 43,193 431,803
a
7,311,684
Consumer Discretionary - 22.9%
a
Alibaba Group Holding, Ltd. ............................................................................ 14,375 1,900,806
Haidilao International Holding, Ltd. ....................................................................... 321,000 724,491
JD.com, Inc.
- ADR
................................................................................... 26,633 1,095,149
Kia Corp. .......................................................................................... 10,673 669,010
Midea Group Co., Ltd.
- Class A
......................................................................... 92,700 1,003,482
Naspers, Ltd.
- Class N
............................................................................... 2,165 531,836
Tongcheng Travel Holdings, Ltd. ......................................................................... 100,800 271,424
Vishop Holdings, Ltd.
- ADR
(a)
........................................................................... 34,938 547,828
a
6,744,026
Information Technology - 20.1%
a
ASE Technology Holding Co., Ltd. ....................................................................... 126,638 545,418
Lotes Co., Ltd. ...................................................................................... 7,205 298,377
MediaTek, Inc. ...................................................................................... 35,320 1,478,648
Samsung Electronics Co., Ltd. ........................................................................... 22,724 891,985
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 74,325 2,037,068
United Microelectronics Corp. ........................................................................... 499,015 671,064
a
5,922,560
Industrials - 8.9%
a
Full Truck Alliance Co., Ltd.
- ADR
....................................................................... 64,654 825,632
Hyundai Glovis Co., Ltd. ............................................................................... 4,969 379,298
Sinotruk Hong Kong, Ltd. .............................................................................. 196,000 531,548
SK Square Co., Ltd.
(a)
................................................................................. 7,637 484,411
Yutong Bus Co., Ltd.
- Class A
.......................................................................... 108,800 397,739
a
2,618,628
Energy - 6.9%
a
ADNOC Drilling Co. PJSC ............................................................................. 327,405 458,165
ADNOC Gas PLC .................................................................................... 425,028 370,289
PRIO SA
(a)
......................................................................................... 96,495 670,519
YPF SA
- ADR
(a)
..................................................................................... 15,444 541,158
a
2,040,131
Communication Services - 5.7%
a
Baidu, Inc.
- ADR
(a)
................................................................................... 5,803 534,050
KT Corp.
- ADR
..................................................................................... 32,613 577,576
Kuaishou Technology
- Class W
(a)
........................................................................ 36,600 255,673

Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
March 31, 2025 (Unaudited)
Shares Value
Common Stocks - 96.5% (continued)
Communication Services - 5.7% (continued)
Vodacom Group, Ltd. ................................................................................. 43,631 $ 297,604
a
1,664,903
Real Estate - 3.9%
a
Emaar Properties PJSC ................................................................................ 317,958 1,155,644
Consumer Staples - 2.0%
a
Giant Biogene Holding Co., Ltd. ......................................................................... 64,400 583,137
Materials - 1.2%
a
Grupo Mexico SAB de CV
- Class B
...................................................................... 71,852 359,361
a
Total Common Stocks (Cost $28,561,300) 28,400,074
Total Investments - 96.5% (Cost 28,561,300) 28,400,074
Other Assets in Excess of Liabilities -  3.5% 1,036,106
Net Assets - 100% $ 29,436,180
(a) Non-income producing
ADR - American Depositary Receipt
PCL - Public Company Limited
SA - Special Assessment
Forward Currency Contracts
At March 31, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
U.S. Dollar 4,000,000 Taiwanese Dollar 127,520,000 CITIGROUP 3/6/26 $ 61,385
Total Net Forward Currency Contracts $ 61,385
Country Diversification
Country Percentage
Argentina ................................................................................................................................................... 1.9%
Brazil ....................................................................................................................................................... 4.5%
China ....................................................................................................................................................... 34.0%
Greece ...................................................................................................................................................... 3.9%
Indonesia ................................................................................................................................................... 2.3%
Korea, Republic of ......................................................................................................................................... 12.8%
Mexico ..................................................................................................................................................... 1.3%
Poland ...................................................................................................................................................... 4.8%
Saudi Arabia ................................................................................................................................................ 1.5%
South Africa ................................................................................................................................................ 5.5%
Taiwan ...................................................................................................................................................... 17.7%
United Arab Emirates ...................................................................................................................................... 9.8%
100.0%